Assets Pledged as Collateral and Assets Held as Collateral - The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default [Abstract]
Assets held as collateral permitted to be sold or repledged at fair value	₩ 3,607,427	₩ 5,676,715
Assets sold or repledged as collateral at fair value	₩ 1,606,806	₩ 1,339,757